Financial Risk Management Policy - Capital Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management Policy
Profit attributable to the Parent	€ 618,546	€ 625,146	€ 596,642
Equity attributable to the Parent	€ 5,108,392	€ 4,822,119
Return on equity	12.00%	13.00%
Treasury stock as a percentage of capital, held by parent	0.40%	0.50%